Residential Loans at Amortized Cost, Net - Activity in Allowance for Loan Losses on Residential Loans, Net (Parenthetical) (Detail) (USD $) In Millions, unless otherwise specified	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2014	Jun. 30, 2013	Jun. 30, 2014	Jun. 30, 2013	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Receivables [Abstract]
Charge-offs recognized upon acquisition of real estate in satisfaction of residential loans	$ 1.0	$ 2.0	$ 2.1	$ 4.0	$ 7.2	$ 5.9	$ 4.7